Cover	Mar. 03, 2023
Cover [Abstract]
Entity Registrant Name	FISION Corporation
Entity Central Index Key	0001487931
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 03, 2023
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	27-2205792
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-53929
Entity Address Address Line 1	1650 West End Boulevard
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Minneapolis
Entity Address State Or Province	MN
Entity Address Postal Zip Code	55416
City Area Code	763
Local Phone Number	259-5825